Lease - Summary of Sales-Type Lease Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Income [Member]
Sales-type Lease, Lease Income	¥ 45,993,173	$ 7,048,762	¥ 89,872,562	¥ 83,127,614
Sales Income [Member]
Sales-type Lease, Lease Income	¥ 0	$ 0	¥ 89,150,614	¥ 1,359,261,392